Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,179	$ 1,206
Impairment charge		(50)
Foreign currency translation adjustment	(10)	23
Ending Balance	1,169	1,179
NAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	928	975
Impairment charge		(50)
Foreign currency translation adjustment		3
Ending Balance	927	928
EA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	251	231
Impairment charge		0
Foreign currency translation adjustment	(10)	20
Ending Balance	$ 242	$ 251